4. INVENTORIES (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,125,251	$ 1,054,197
Work in progress	72,866	298,773
Finished goods	0	0
Total	$ 1,198,117	$ 1,352,970